INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES
9. INVENTORIES

	Consolidated
	2023	2022
Finished products	2,390,999	3,634,068
Raw materials and packaging	882,514	1,159,507
Auxiliary materials	224,370	146,409
Products in progress	41,604	68,849
(-) Provision for inventory losses	(452,092)	(491,959)
	3,087,395	4,516,874

The changes in the allowance for inventory losses for the years ended December 31, 2023 and 2022 are as follows:

Consolidated
Balance as of December 31, 2020	(594,071)
Additions, net of reversals (a)	(837,822)
Write-off (b)	817,446
Translation adjustment	(1,497)
Balance as of December 31, 2021	(615,944)
Additions, net of reversals (a)	(305,705)
Write-off (b)	366,198
Translation adjustment	63,492
Balance as of December 31, 2022	(491,959)
Write-off from sale of subsidiaries	63,971
Additions, net of reversals (a)	(422,498)
Write-offs (b)	352,519
Translation adjustment	45,875
Balance as of December 31, 2023	(452,092)
a)

This refers to the recognition of net allowance for losses due to discontinuation, expiration and quality, to cover expected losses on the realization of inventories, pursuant to the policy of the Company.

b)	It consists of write-offs of products for which there already had an allowance for losses, where the Company has no expectation of sales/realization.